Cover	Dec. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2023
Entity File Number	001-39983
Entity Registrant Name	Kernel Group Holdings, Inc.
Entity Central Index Key	0001832950
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	8th Floor - Suite 8078
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	908-2659
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	KRNLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the unit
Title of 12(b) Security	Class A Ordinary Shares included as part of the unit
Trading Symbol	KRNL
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	KRNLW
Security Exchange Name	NASDAQ